* FSS2 P-1

                        SUPPLEMENT DATED DECEMBER 1, 2000
                              TO THE PROSPECTUS OF

                            FRANKLIN STRATEGIC SERIES
     (FSS2-FRANKLIN BIOTECHNOLOGY DISCOVERY, TECHNOLOGY, GLOBAL HEALTH CARE,
               GLOBAL COMMUNICATIONS AND NATURAL RESOURCES FUNDS)
                             DATED SEPTEMBER 1, 2000

The prospectus is amended as follows:

I. The "Management" section on page 10 is replaced with the following:

 [Insert graphic of briefcase] MANAGEMENT
                               ----------

 Franklin Advisers, Inc. (Advisers),  777 Mariners Island Blvd., San Mateo, CA
 94403,  is  the  Fund's  investment  manager.  Together,   Advisers  and  its
 affiliates manage over $229 billion in assets.

       The team responsible for the Fund's management is:

       EVAN MCCULLOCH CFA, VICE PRESIDENT OF ADVISERS
       Mr. McCulloch has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1992.

       PAUL WALKER CFA, PORTFOLIO MANAGER OF ADVISERS
       Mr. Walker has been a manager of the Fund since May 2000. He joined Franklin Templeton Investments in 1996.

       JASON R. NUNN, PORTFOLIO MANAGER OF ADVISERS
       Mr. Nunn has been a manager of the Fund since November 2000. He joined Franklin Templeton Investments in 1998. Previously, he worked in corporate finance with Alex. Brown & Sons.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2000, the Fund paid 0.47% of its average daily net assets to the manager for its services.

II. The "Management" section on page 30 is replaced with the following:

 [Insert graphic of briefcase] MANAGEMENT
                               ----------

 Franklin Advisers, Inc. (Advisers),  777 Mariners Island Blvd., San Mateo, CA
 94403,  is  the  Fund's  investment  manager.  Together,   Advisers  and  its
 affiliates manage over $229 billion in assets.

       The team responsible for the Fund's management is:

       JASON R. NUNN, PORTFOLIO MANAGER OF ADVISERS
       Mr. Nunn has been a manager of the Fund since November 2000. He joined Franklin Templeton Investments in 1998. Previously, he worked in corporate finance with Alex. Brown & Sons.

       EVAN MCCULLOCH CFA, VICE PRESIDENT OF ADVISERS
       Mr. McCulloch has been a manager of the Fund since 1994. He joined Franklin Templeton Investments in 1992.

       PAUL WALKER CFA, PORTFOLIO MANAGER OF ADVISERS
       Mr. Walker has been a manager of the Fund since November 2000. He joined Franklin Templeton Investments in 1996.

       RUPERT H. JOHNSON, JR., PRESIDENT OF ADVISERS
       Mr. Johnson has been a manager of the Fund since 1992. He joined Franklin Templeton Investments in 1965.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2000, management fees, before any advance waiver were 0.62% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.61% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.



               Please keep this supplement for future reference.>